STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal			Effective
Amount		Coupon Maturity	Maturity*	Value
Municipal Bonds and Notes—99.2%
California—88.2%
$ 25,000	Adelanto, CA Elementary School
	District COP[1]	4.375% 09/01/2036	05/31/2019A	$25,028
405,000	Adelanto, CA Improvement
	Agency, Series B	5.500 12/01/2023	06/01/2019A	405,113
655,000	Adelanto, CA Public Financing
	Authority, Series B1	6.300 09/01/2028	09/01/2019A	665,591
4,325,000	Adelanto, CA Public Utility
	Authority	5.000 07/01/2024	07/01/2019A	4,342,300
100,000	Adelanto, CA Public Utility
	Authority	5.875 07/01/2022	07/01/2019A	100,714
200,000	Adelanto, CA Public Utility
	Authority	6.000 07/01/2023	07/01/2019A	201,468
600,000	Adelanto, CA Public Utility
	Authority	6.250 07/01/2026	07/01/2019A	604,650
975,000	Adelanto, CA Public Utility
	Authority	6.625 07/01/2031	07/01/2019A	983,131
10,000	Alameda County, CA Redevel.
	Agency (Eden Area Redevel. )[1]	4.375 08/01/2030	05/31/2019A	10,010
1,750,000	Alameda, CA Corridor
	Transportation Authority[1]	5.000 10/01/2029	10/01/2023A	1,984,640
55,000	Apple Valley, CA Redevel. Agency
	Tax Allocation[1]	4.750 06/01/2037	06/01/2019A	55,106
25,000	Arcadia, CA Redevel. Agency Tax
	Allocation (Central Redevel. )[1]	5.125 05/01/2019	02/28/2019A	25,000
180,000	Arcadia, CA Redevel. Agency Tax
	Allocation (Central Redevel. )[1]	5.125 05/01/2023	05/31/2019A	180,524
3,490,000	Azusa, CA Special Tax Community
	Facilities District No. 05-1	5.000 09/01/2027	09/01/2019A	3,516,978
655,000	Beaumont, CA Financing
	Authority, Series A	5.000 09/01/2027	09/01/2023A	711,684
200,000	Beaumont, CA Financing
	Authority, Series A	6.375 09/01/2042	09/01/2021A	216,438
95,000	Beaumont, CA Financing
	Authority, Series A	7.000 09/01/2023	05/31/2019A	95,142
740,000	Beaumont, CA Financing
	Authority, Series B	5.000 09/01/2025	09/12/2024B	830,724
20,000	Beaumont, CA Financing
	Authority, Series C	4.750 09/01/2028	05/31/2019A	20,015
25,000	Bell, CA Community Redevel.
	Agency Tax Allocation[1]	5.625 10/01/2033	05/31/2019A	25,084
90,000	Blythe, CA Financing Authority
	(City Hall & County Courthouse)[1]	5.500 09/01/2027	09/01/2019A	90,718
100,000	Buena Park, CA Community
	Redevel. Agency[1]	5.250 09/01/2025	05/31/2019A	100,276
100,000	Buena Park, CA Community
	Redevel. Agency[1]	5.625 09/01/2033	05/31/2019A	100,308

1 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 250,000	CA ABAG Finance Authority for
	NonProfit Corporations (Episcopal
	Senior Communities)[1]	5.000%	07/01/2024	07/01/2022	A	$272,910
5,000	CA ABAG Finance Authority for
	NonProfit Corporations COP[1]	5.800	03/01/2023	05/31/2019	A	5,018
215,000	CA ABAG Finance Authority for
	NonProfit Corporations COP (Palo
	Alto Gardens Apartments)[1]	5.350	10/01/2029	05/31/2019	A	215,361
185,000	CA Bay Area Governments
	Association[1]	6.000	12/15/2024	06/15/2019	A	186,060
490,000	CA Communities Transportation
	Revenue COP[1]	5.250	06/01/2023	06/01/2022	A	540,078
515,000	CA Communities Transportation
	Revenue COP[1]	5.250	06/01/2024	06/01/2022	A	565,022
545,000	CA Communities Transportation
	Revenue COP[1]	5.250	06/01/2025	06/01/2022	A	594,895
575,000	CA Communities Transportation
	Revenue COP[1]	5.250	06/01/2026	06/01/2022	A	627,164
605,000	CA Communities Transportation
	Revenue COP[1]	5.250	06/01/2027	06/01/2022	A	659,644
25,000	CA Community College Financing
	Authority (GCCCD/PCCD/STTJCCD
	Obligated Group)[1]	5.000	04/01/2021	10/01/2019	A	25,357
680,000	CA Community College Financing
	Authority (GCCCD/PCCD/STTJCCD
	Obligated Group)[1]	5.625	04/01/2026	10/01/2019	A	691,349
600,000	CA Community College Financing
	Authority (NCCD-Orange Coast
	Properties)[1]	5.000	05/01/2033	05/01/2028	A	686,550
5,000,000	CA County Tobacco Securitization
	Agency	4.000	06/01/2029	06/01/2019	A	5,065,050
10,000	CA County Tobacco Securitization
	Agency (Golden Gate Tobacco)	4.500	06/01/2021	05/15/2019	A	10,005
190,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.000	06/01/2026	05/31/2019	A	189,992
505,000	CA County Tobacco Securitization
	Agency (TASC)	5.100 [2]	06/01/2028	05/15/2019	A	505,151
2,650,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.250 [2]	06/01/2021	05/15/2019	A	2,693,089
40,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.450 [2]	06/01/2028	05/15/2019	A	40,705
55,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.500	06/01/2033	06/01/2019	A	55,804
3,385,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.750	06/01/2029	06/01/2019	A	3,421,456
100,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.875	06/01/2027	06/01/2019	A	100,083
390,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.875	06/01/2035	06/01/2019	A	393,970

2 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$ 305,000	CA County Tobacco Securitization
	Agency (TASC)[1]	5.875%	06/01/2043	06/01/2019A	$309,346
5,230,000	CA County Tobacco Securitization
	Agency (TASC)[1]	6.000	06/01/2035	06/01/2019A	5,231,987
4,735,000	CA County Tobacco Securitization
	Agency (TASC)[1]	6.000	06/01/2042	06/01/2019A	4,780,693
430,000	CA Dept. of Water Resources
	(Center Valley)[1]	5.250	07/01/2022	03/16/2020A	449,608
1,135,000	CA Educational Facilities Authority
	(California College of Arts &
	Crafts)[1]	5.000	06/01/2022	06/01/2022	1,237,184
400,000	CA Educational Facilities Authority
	(California College of Arts &
	Crafts)[1]	5.000	06/01/2024	06/01/2022A	432,760
710,000	CA Educational Facilities Authority
	(Loma Linda University)[1]	5.000	04/01/2030	04/01/2027A	856,558
120,000	CA Educational Facilities Authority
	(Southwestern Law School)[1]	5.000	11/01/2023	05/31/2019A	120,310
50,000	CA GO1	5.000	05/31/2019	05/31/2019	50,145
5,000	CA GO1	5.000	10/01/2022	05/31/2019A	5,014
105,000	CA GO1	5.000	11/01/2022	11/01/2019A	106,877
35,000	CA GO1	5.000	11/01/2022	11/01/2019A	35,626
20,000	CA GO1	5.000	10/01/2023	05/31/2019A	20,057
35,000	CA GO1	5.000	10/01/2023	05/31/2019A	35,100
5,000	CA GO1	5.000	10/01/2028	05/31/2019A	5,014
20,000	CA GO1	5.125	10/01/2027	05/31/2019A	20,058
5,000	CA GO1	5.200	11/01/2031	05/31/2019A	5,013
25,000	CA GO1	5.250	04/01/2021	05/31/2019A	25,076
145,000	CA GO1	5.250	06/01/2021	06/01/2019A	145,444
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021A	5,384,896
15,000	CA GO1	5.375	06/01/2026	06/01/2019A	15,047
110,000	CA GO1	5.375	06/01/2026	06/01/2019A	110,343
5,000	CA GO1	5.500	03/01/2020	09/01/2019A	5,067
20,000	CA GO1	5.500	10/01/2022	10/01/2019A	20,335
5,000	CA GO1	5.600	09/01/2021	09/01/2019A	5,069
65,000	CA GO1	5.600	09/01/2021	09/01/2019A	65,891
80,000	CA GO1	5.625	10/01/2021	10/01/2019A	81,386
235,000	CA GO1	5.625	10/01/2023	10/01/2019A	239,049
10,000	CA GO1	5.625	09/01/2024	09/01/2019A	10,137
40,000	CA GO1	5.625	05/01/2026	05/31/2019A	40,133
10,000	CA GO1	5.625	10/01/2026	10/01/2019A	10,171
85,000	CA GO1	5.750	03/01/2023	09/01/2019A	86,204
1,465,000	CA GO1	5.900	04/01/2023	10/01/2019A	1,491,897
230,000	CA GO1	5.900	04/01/2023	10/01/2019A	234,262
75,000	CA GO	5.900	03/01/2025	09/01/2019A	76,094
55,000	CA GO1	6.000	10/01/2021	10/01/2019A	56,127
45,000	CA GO1	6.000	03/01/2024	09/01/2019A	45,668
5,000	CA GO1	6.000	05/01/2024	11/01/2019A	5,122
90,000	CA GO1	6.000	08/01/2024	08/01/2019A	91,088

3 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 9,595,000	CA GO1	6.000%	11/01/2039	11/01/2019	A	$9,808,105
150,000	CA GO1	6.250	10/01/2019	10/01/2019		153,015
230,000	CA GO1	6.250	10/01/2019	10/01/2019		234,623
1,850,000	CA Golden State Tobacco
	Securitization Corp.[1]	5.000	06/01/2027	06/01/2027		2,170,198
6,560,000	CA Golden State Tobacco
	Securitization Corp.[1]	5.000	06/01/2028	06/01/2027	A	7,638,333
2,090,000	CA Golden State Tobacco
	Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	2,415,497
1,750,000	CA Health Facilities Financing
	Authority (Cedars-Sinai Medical
	Center)[1]	5.000	11/15/2032	11/15/2025	A	2,069,340
1,380,000	CA Health Facilities
	Financing Authority (DHlth/
	BMH/CmntyHOSB/MSrH/SFMH/
	SNVMMH/CMF Obligated Group)[1]	5.500	07/01/2025	05/31/2019	A	1,384,802
1,750,000	CA Health Facilities Financing
	Authority (El Camino Hospital)[1]	5.000	02/01/2032	02/01/2025	A	1,991,675
3,000,000	CA Health Facilities Financing
	Authority (El Camino Hospital)[1]	5.000	02/01/2033	02/01/2025	A	3,398,790
435,000	CA Health Facilities Financing
	Authority (Pomona Valley Hospital
	Medical Center)[1]	5.625	07/01/2019	05/31/2019	A	436,553
25,000	CA Health Facilities Financing
	Authority (San Fernando Valley
	Community Mental Health
	Center)[1,3]	5.250	06/01/2023	06/01/2019	A	25,033
1,000,000	CA Health Facilities Financing
	Authority (SHlth/EMC/MPHS/
	PAMFHCR&E/SCHosp/SCVH/
	SEBH/SGMF/SHSSR/SMF/SMCCV
	Obligated Group)[1]	5.250	08/15/2031	08/15/2021	A	1,078,870
1,800,000	CA Health Facilities Financing
	Authority (SHlth/SBH/SVNA&H/
	SVMF/SVlyH/SCHosp/SEBH/SBMF
	Obligated Group)[1]	5.000	11/15/2032	11/15/2027	A	2,190,762
3,000,000	CA Health Facilities Financing
	Authority (SHlth/SBH/SVNA&H/
	SVMF/SVlyH/SCHosp/SEBH/SBMF
	Obligated Group)[1]	5.000	11/15/2033	11/15/2027	A	3,632,010
1,500,000	CA Health Facilities Financing
	Authority (SHlth/SBH/SVNA&H/
	SVMF/SVlyH/SCHosp/SEBH/SBMF
	Obligated Group)[1]	5.000	11/15/2035	11/15/2027	A	1,795,005
4,490,000	CA Health Facilities Financing
	Authority (SHlth/SBH/SVNA&H/
	SVMF/SVlyH/SCHosp/SEBH/SBMF
	Obligated Group)[1]	5.000	11/15/2037	11/15/2027	A	5,316,160
120,000	CA HFA (Multifamily Hsg. )[1]	6.050[4]	02/01/2037	05/02/2019	A	120,000

4 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 1,505,000	CA Infrastructure and Economic
	Devel. (California Science Center
	Foundation)[1]	5.000%	05/01/2027	11/01/2026	A	$1,831,179
775,000	CA Infrastructure and Economic
	Devel. (California Science Center
	Foundation)[1]	5.000	05/01/2028	11/01/2026	A	939,726
910,000	CA Infrastructure and Economic
	Devel. (California Science Center
	Foundation)[1]	5.000	05/01/2029	11/01/2026	A	1,097,533
740,000	CA Infrastructure and Economic
	Devel. (California Science Center
	Foundation)[1]	5.000	05/01/2030	11/01/2026	A	884,344
910,000	CA Infrastructure and Economic
	Devel. (California Science Center
	Foundation)[1]	5.000	05/01/2031	11/01/2026	A	1,080,179
5,000,000	CA Infrastructure and Economic
	Devel. (Segerstrom Center for the
	Arts)[1]	5.000	07/01/2026	07/01/2026		6,035,950
45,000	CA M-S-R Public Power Agency
	(San Juan)	6.000	07/01/2022	12/31/2019	A	48,624
335,000	CA Municipal Finance Authority
	(Biola University)[1]	5.000	10/01/2029	10/01/2023	A	373,160
465,000	CA Municipal Finance Authority
	(Biola University)[1]	5.000	10/01/2030	10/01/2023	A	515,690
3,000,000	CA Municipal Finance Authority
	(CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2028	02/01/2027	A	3,551,460
3,400,000	CA Municipal Finance Authority
	(CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2029	02/01/2027	A	3,999,692
3,500,000	CA Municipal Finance Authority
	(CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2030	02/01/2027	A	4,087,510
2,000,000	CA Municipal Finance Authority
	(CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2031	02/01/2027	A	2,320,820
1,500,000	CA Municipal Finance Authority
	(CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2032	02/01/2027	A	1,730,475
10,385,000	CA Municipal Finance Authority
	(CHF-Davis-West Village Student
	Hsg. )[1]	5.000	05/15/2033	11/15/2028	A	12,421,395
2,500,000	CA Municipal Finance Authority
	(CHF-Davis-West Village Student
	Hsg. )[1]	5.000	05/15/2037	11/15/2028	A	2,888,275
2,120,000	CA Municipal Finance Authority
	(CHF-Riverside-UCR Dundee
	Glasgow Student Hsg. )[1]	5.000	05/15/2032	11/15/2028	A	2,516,652
2,000,000	CA Municipal Finance Authority
	(CHF-Riverside-UCR Dundee
	Glasgow Student Hsg. )[1]	5.000	05/15/2033	11/15/2028	A	2,358,960
1,260,000	CA Municipal Finance Authority
	(CHF-Riverside-UCR Dundee
	Glasgow Student Hsg. )[1]	5.000	05/15/2034	11/15/2028	A	1,479,820

5 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 1,900,000	CA Municipal Finance Authority
	(CHF-Riverside-UCR Dundee
	Glasgow Student Hsg. )[1]	5.000%	05/15/2036	11/15/2028	A	$2,217,148
2,275,000	CA Municipal Finance Authority
	(CHF-Riverside-UCR Dundee
	Glasgow Student Hsg. )[1]	5.000	05/15/2038	11/15/2028	A	2,629,035
2,155,000	CA Municipal Finance Authority
	(Eisenhower Medical Center)[1]	5.000	07/01/2030	07/01/2027	A	2,525,983
40,000	CA Municipal Finance Authority
	(Emerson College)[1]	5.000	01/01/2028	01/01/2022	A	43,149
190,000	CA Municipal Finance Authority
	(Emerson College)	5.000	01/01/2028	01/01/2022	A	207,925
8,385,000	CA Municipal Finance Authority
	(Lax Integrated Express Solutions)[1]	5.000	12/31/2033	06/30/2028	A	9,802,233
6,500,000	CA Municipal Finance Authority
	(Lax Integrated Express Solutions)[1]	5.000	12/31/2034	06/30/2028	A	7,575,295
2,700,000	CA Municipal Finance Authority
	(Lax Integrated Express Solutions)[1]	5.000	12/31/2035	06/30/2028	A	3,136,725
1,000,000	CA Municipal Finance
	Authority (NorthBay Healthcare
	Group/NorthBay Healthcare Corp.
	Obligated Group)[1]	5.000	11/01/2028	11/01/2026	A	1,152,090
440,000	CA Municipal Finance
	Authority (NorthBay Healthcare
	Group/NorthBay Healthcare Corp.
	Obligated Group)[1]	5.000	11/01/2030	11/01/2024	A	488,528
1,100,000	CA Municipal Finance
	Authority (NorthBay Healthcare
	Group/NorthBay Healthcare Corp.
	Obligated Group)[1]	5.000	11/01/2035	11/01/2024	A	1,199,517
750,000	CA Municipal Finance
	Authority (NorthBay Healthcare
	Group/NorthBay Healthcare Corp.
	Obligated Group)[1]	5.250	11/01/2029	11/01/2026	A	866,340
1,580,000	CA Municipal Financing Authority
	(San Bernardino Municipal Water
	Facilities)[1]	5.000	08/01/2033	08/01/2026	A	1,842,817
1,715,000	CA Municipal Financing Authority
	(San Bernardino Municipal Water
	Facilities)[1]	5.000	08/01/2035	08/01/2026	A	1,989,932
1,000,000	CA Pollution Control Financing
	Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	1,030,500
4,000,000	CA Pollution Control Financing
	Authority (Calplant I)	7.500	07/01/2032	06/25/2023	A	4,186,840
1,500,000	CA Pollution Control Financing
	Authority (San Diego County
	Water Authority)[1]	5.000	07/01/2039	01/01/2029	A	1,745,895
1,030,000	CA Pollution Control Financing
	Authority (Southern California
	Water Company)[1]	5.500	12/01/2026	06/01/2019	A	1,031,298

6 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 50,000	CA Public Works (California
	Community Colleges)[1]	5.000%	10/01/2024	05/31/2019	A	$50,134
50,000	CA Public Works (California
	Community Colleges)[1]	5.000	03/01/2027	05/31/2019	A	50,131
15,000	CA Public Works (California
	Community Colleges)[1]	5.125	06/01/2025	06/01/2019	A	15,041
45,000	CA Public Works (California
	Community Colleges)[1]	5.125	06/01/2029	06/01/2019	A	45,120
110,000	CA Public Works (California
	Community Colleges)[1]	5.250	09/01/2019	05/31/2019	A	110,333
20,000	CA Public Works (California
	Highway Patrol)[1]	5.250	11/01/2020	05/31/2019	A	20,061
2,000,000	CA Public Works (California State
	Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,180,940
750,000	CA Public Works (Dept. of
	Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	764,632
10,000	CA Public Works (Dept. of
	Corrections)[1]	4.250	10/01/2021	05/31/2019	A	10,021
350,000	CA Public Works (Dept. of
	Corrections)[1]	5.500	10/01/2019	05/31/2019	A	351,130
45,000	CA Public Works (Dept. of
	Corrections)[1]	5.625	10/01/2020	05/31/2019	A	45,148
2,000,000	CA Public Works (Dept. of Forestry
	& Fire Protection)[1]	5.000	04/01/2026	05/31/2019	A	2,005,340
15,000	CA Public Works (Dept. of Justice
	Building)[1]	5.250	11/01/2020	05/31/2019	A	15,046
5,000	CA Public Works (Dept. of Mental
	Health)[1]	4.200	11/01/2026	05/31/2019	A	5,009
20,000	CA Public Works (Dept. of Mental
	Health)[1]	5.250	04/01/2023	05/31/2019	A	20,068
875,000	CA Public Works (Judicial
	Council)[1]	5.000	03/01/2026	03/01/2023	A	978,512
3,000,000	CA Public Works (Judicial
	Council)[1]	5.250	12/01/2026	12/01/2021	A	3,275,040
640,000	CA School Finance Authority
	Charter School (Coastal
	Academy)[1]	5.000	10/01/2022	04/24/2021	B	667,277
1,705,000	CA School Finance Authority
	Charter School (High Tech High
	Learning)[1]	5.000	07/01/2032	07/01/2027	A	1,919,983
1,375,000	CA School Finance Authority
	School Facility (Escuela Popular
	Del Pueblo)	5.500	07/01/2027	04/09/2024	B	1,376,677
1,200,000	CA Statewide CDA	6.300[4]	04/01/2028	05/31/2019	A	1,200,000
225,000	CA Statewide CDA (American
	Baptist Homes of the West)[1]	6.000	10/01/2029	10/01/2019	A	228,937
935,000	CA Statewide CDA (Cathedral City
	Heritage Park/Glendale Heritage
	Park Obligated Group)	5.200	06/01/2036	06/01/2019	A	938,731

7 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$ 1,500,000	CA Statewide CDA (CHF-Irvine)[1]	5.000%	05/15/2030	05/15/2026A	$1,733,175
310,000	CA Statewide CDA (CHF-Irvine-
	UCI East Campus Apartments)[1]	5.125	05/15/2031	05/15/2021A	331,319
1,000,000	CA Statewide CDA (CHF-Irvine-
	UCI East Campus Apartments)[1]	5.375	05/15/2038	05/15/2021A	1,067,990
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	05/17/2019A	45,055
175,000	CA Statewide CDA (Front Porch
	Communities & Services)[1]	5.000	04/01/2031	04/01/2027A	206,565
900,000	CA Statewide CDA (NCCD-Hooper
	Street - College of the Arts)[1]	5.000	07/01/2029	08/07/2027B	1,010,079
2,810,000	CA Statewide CDA (Sherman
	Oaks Health System)[1]	5.000	08/01/2022	12/04/2020B	2,946,369
10,000,000	CA Statewide CDA (Southern
	California Edison)[1]	4.500	09/01/2029	09/01/2020A	10,255,100
25,000	CA Statewide CDA Community
	Facilities District	6.350	09/01/2021	05/17/2019A	25,033
650,000	CA Statewide CDA COP (CVHP/
	CVMC/FH Obligated Group)[1]	5.125	04/01/2023	05/31/2019A	652,210
235,000	CA Statewide CDA School
	Facilities (47th & Main)[1]	5.125	07/01/2022	11/10/2020A	249,544
15,000	CA Statewide CDA Water &
	Wastewater[1]	4.250	10/01/2021	05/31/2019A	15,042
5,000	CA Statewide CDA Water &
	Wastewater[1]	5.250	10/01/2027	05/31/2019A	5,016
995,000	CA Statewide Financing Authority
	Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	05/31/2019A	1,002,224
2,183,000	CA Statewide Financing Authority
	Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	05/31/2019A	2,198,849
3,395,000	CA Statewide Financing Authority
	Tobacco Settlement (TASC)[1]	6.000	05/01/2037	05/31/2019A	3,418,527
25,000	CA Water Resource Devel. GO,
	Series N & P1	5.000	06/01/2020	05/31/2019A	25,071
10,000	Calaveras, CA Unified School
	District[1]	4.000	08/01/2020	05/31/2019A	10,021
15,000	Carlsbad, CA Hsg. & Redevel.
	Commission (Village Redevel. )[1]	5.300	09/01/2023	09/01/2019A	15,025
10,000	Carlsbad, CA Hsg. & Redevel.
	Commission Tax Allocation[1]	5.250	09/01/2019	09/01/2019	10,006
5,000	Carlsbad, CA Improvement Bond
	Act 1915	5.550	09/02/2028	09/02/2019A	5,042
35,000	Carson, CA Improvement Bond
	Act 1915	7.375	09/02/2022	09/02/2019A	35,580
560,000	Castaic, CA Union School District
	Community Facilities District No.
	92-1	9.000	10/01/2019	10/01/2019	569,761
1,230,000	Chino, CA Public Financing
	Authority[1]	5.000	09/01/2028	09/01/2025A	1,434,992
1,280,000	Chino, CA Public Financing
	Authority[1]	5.000	09/01/2029	09/01/2025A	1,488,640

8 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 900,000	Chino, CA Public Financing
	Authority[1]	5.000%	09/01/2030	09/01/2025	A	$1,042,614
950,000	Chino, CA Public Financing
	Authority[1]	5.000	09/01/2031	09/01/2025	A	1,096,651
1,000,000	Chula Vista, CA Industrial
	Devel. (San Diego Gas & Electric
	Company)[1]	5.875	01/01/2034	06/01/2019	A	1,003,630
5,000,000	Chula Vista, CA Industrial
	Devel. (San Diego Gas & Electric
	Company)[1]	5.875	02/15/2034	06/01/2019	A	5,018,150
15,000	Colton, CA Public Financing
	Authority, Series A1	4.700	04/01/2032	05/31/2019	A	15,039
1,710,000	Compton, CA Community College
	District[1]	5.000	07/01/2020	07/01/2020		1,780,384
1,895,000	Compton, CA Community College
	District[1]	5.000	07/01/2021	07/01/2021		2,034,188
1,310,000	Compton, CA Community College
	District[1]	5.000	07/01/2023	07/01/2022	A	1,446,266
275,000	Compton, CA Sewer[1]	5.375	09/01/2023	05/31/2019	A	275,869
155,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		158,429
35,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		37,658
185,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		209,361
110,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		118,590
130,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		147,720
315,000	Cudahy, CA Community Devel.
	Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	361,658
15,000	Cypress, CA Improvement
	Bond Act 1915 (Business and
	Professional Center)	5.700	09/02/2022	05/31/2019	A	15,012
1,000,000	Davis, CA Redevel. Agency Tax
	Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,117,480
975,000	Delano, CA Union High School
	District[1]	5.100	02/01/2023	02/01/2023		1,095,227
225,000	Dinuba, CA Redevel. Agency Tax
	Allocation[1]	5.750	09/01/2028	04/22/2021	C	241,733
155,000	Downey, CA Community Devel.
	Commission Tax Allocation
	(Downey Redevel. )[1]	5.125	08/01/2020	08/01/2019	A	155,459
50,000	Downey, CA Community Devel.
	Commission Tax Allocation
	(Downey Redevel. )[1]	5.125	08/01/2028	08/01/2019	A	50,184
630,000	El Dorado County, CA Special Tax
	Community Facilities District No.
	9288[1]	5.000	09/01/2026	09/01/2022	A	693,069

9 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 800,000	El Dorado County, CA Special Tax
	Community Facilities District No.
	9288[1]	5.000%	09/01/2027	09/01/2022	A	$878,720
10,000	El Monte, CA COP (Dept. of Public
	Social Services Facility)[1]	5.000	06/01/2019	06/01/2019		10,029
290,000	Fontana, CA Special Tax
	Community Facilities District
	No. 80	5.000	09/01/2026	09/01/2026		337,012
175,000	Fontana, CA Special Tax
	Community Facilities District
	No. 80	5.000	09/01/2029	09/01/2027	A	202,531
675,000	Fresno, CA Joint Powers Financing
	Authority[1]	5.000	04/01/2030	04/01/2027	A	807,820
1,000,000	Fresno, CA Joint Powers Financing
	Authority[1]	5.000	04/01/2031	04/01/2027	A	1,185,900
500,000	Fresno, CA Joint Powers Financing
	Authority[1]	5.000	04/01/2032	04/01/2027	A	591,225
400,000	Galt, CA Redevel. Agency Tax
	Allocation[1]	7.375	09/01/2033	09/01/2021	A	449,860
20,000	Gilroy, CA GO (Community Library
	Project)[1]	5.000	02/01/2027	05/31/2019	A	20,061
20,000	Granada, CA Sanitation District
	Improvement Bond Act 1915	6.125	09/02/2022	09/02/2019	A	20,259
425,000	Grand Terrace, CA Community
	Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	433,946
3,220,000	Hawthorne, CA Community
	Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2019	A	3,270,071
45,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2019		45,489
5,000	Hollister, CA Improvement Bond
	Act 1915	7.125	09/02/2022	09/02/2019	A	5,181
5,000	Huntington Beach, CA Community
	Facilities District[1]	5.400	10/01/2020	10/01/2019	A	5,077
20,000	Huntington Beach, CA Community
	Facilities District Special Tax	6.250	09/01/2027	09/01/2019	A	20,332
1,055,000	Huntington Beach, CA Community
	Facilities District Special Tax
	(Huntington Center)	5.250	09/01/2025	05/31/2019	A	1,057,226
1,115,000	Huntington Beach, CA Community
	Facilities District Special Tax
	(Huntington Center)	5.250	09/01/2026	05/31/2019	A	1,117,252
15,000	Huntington Beach, CA Redevel.
	Agency (Huntington Beach
	Redevel. )[1]	5.000	08/01/2024	05/31/2019	A	15,044
25,000	Huntington Park, CA Public
	Financing Authority[1]	5.000	09/01/2022	05/31/2019	A	25,069
2,735,000	Imperial, CA Public Financing
	Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	3,015,884
710,000	Irvine, CA Improvement Bond Act
	1915[1]	5.000	09/02/2025	09/02/2023	A	804,600

10 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$60,000	Kern Valley, CA Healthcare
	District[1]	5.250%	08/01/2021	05/31/2019A	$60,181
2,000,000	Kern, CA Community College
	District[1]	5.250	11/01/2031	05/31/2019A	2,005,980
5,000	La Habra, CA Redevel. Agency
	Community Facilities District	6.000	09/01/2019	05/31/2019A	5,005
30,000	La Mesa, CA Improvement Bond
	Act 1915	5.750	09/02/2023	09/02/2019A	30,230
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020A	638,942
2,000,000	Lodi, CA Public Financing
	Authority[1]	5.250	10/01/2026	04/01/2022A	2,172,440
1,435,000	Long Beach, CA Bond Finance
	Authority[1]	5.250	11/15/2023	11/15/2023	1,621,105
850,000	Long Beach, CA Marina System[1]	5.000	05/15/2027	05/15/2025A	959,225
45,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/31/2019A	45,050
470,000	Long Beach, CA Unified School
	District	5.750	08/01/2033	08/01/2019A	474,977
30,000	Long Beach, CA Unified School
	District[1]	5.750	08/01/2033	08/01/2019A	30,308
5,000	Los Angeles County, CA
	Community Facilities District No. 5
	(Rowland Heights Area)[1]	5.000	09/01/2019	09/01/2019	5,053
55,000	Los Angeles, CA Community
	Facilities District Special Tax
	(Cascade Business Park)	6.400	09/01/2022	09/01/2019A	55,284
1,000,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2034	05/15/2028A	1,198,100
12,570,000	Los Angeles, CA Dept. of Airports
	(Los Angeles International
	Airport)[1]	5.000	05/15/2030	05/15/2029A	15,582,652
5,000,000	Los Angeles, CA Dept. of Water
	& Power[1]	5.000	07/01/2038	01/01/2028A	6,008,500
30,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	05/31/2019A	30,077
5,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	05/31/2019A	5,017
325,000	Madera County, CA Board of
	Education COP[1]	6.125	10/01/2036	10/01/2021A	361,484
830,000	Madera County, CA COP (Valley
	Children's Hospital)[1]	5.000	03/15/2023	05/31/2019A	832,946
455,000	Madera County, CA COP (Valley
	Children's Hospital)[1]	5.750	03/15/2028	05/31/2019A	456,615
1,285,000	Manteca, CA Unified School
	District Special Tax Community
	Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023A	1,449,724
340,000	Marina, CA Redevel. Agency Tax
	Allocation	5.000	09/01/2033	09/01/2025A	380,637
250,000	Marina, CA Redevel. Agency Tax
	Allocation	5.000	09/01/2033	09/01/2025A	276,987

11 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 1,025,000	Marysville, CA (Fremont-Rideout
	Health Group/Rideout Memorial
	Hospital/United Com-Serve
	Obligated Group)	5.250%	01/01/2027	01/01/2021	A	$1,089,134
25,000	Maywood, CA Public Financing
	Authority	7.000	09/01/2028	05/31/2019	A	25,040
10,430,000	Metropolitan Water District of
	Southern California[1]	5.000	07/01/2035	07/01/2019	A	10,489,764
295,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	12/06/2021	B	307,139
15,000	Modesto, CA Irrigation District
	COP[1]	5.000	10/01/2020	05/31/2019	A	15,043
1,000,000	Monrovia, CA Redevel. Agency
	(Central Redev. Project Area No.
	1)[1]	5.000	08/01/2026	08/01/2022	A	1,086,970
2,000,000	Montclair, CA Redevel. Agency Tax
	Allocation[1]	5.300	10/01/2030	05/31/2019	A	2,001,300
470,000	Montebello, CA Public Financing
	Authority (Montebello Hotel)[1]	5.000	12/01/2024	06/01/2019	A	471,340
1,050,000	Montebello, CA Public Financing
	Authority (Montebello Hotel)[1]	5.000	12/01/2028	06/01/2019	A	1,052,615
10,000	Mountain View, CA Water[1]	4.500	06/01/2026	06/01/2019	A	10,021
10,000	Murrieta Valley, CA Unified School
	District[1]	4.000	09/01/2020	05/31/2019	A	10,020
100,000	National City, CA Community
	Devel. Commission Tax Allocation
	(National City Redevel. )[1]	5.250	08/01/2019	08/01/2019		100,936
5,000,000	Northern CA Energy Authority[1]	4.000[4]	07/01/2049	04/01/2024	A	5,409,100
835,000	Northern, CA Inyo County Local
	Hospital District[1]	6.375	12/01/2025	12/01/2020	A	864,417
660,000	Oakland, CA Unified School
	District[1]	5.000	08/01/2022	05/16/2021	B	702,986
5,000,000	Oakland, CA Unified School
	District[1]	5.000	08/01/2030	08/01/2026	A	5,849,500
685,000	Oceanside, CA Community
	Facilities District Special Tax
	(Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	741,670
745,000	Oceanside, CA Community
	Facilities District Special Tax
	(Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	802,231
805,000	Oceanside, CA Community
	Facilities District Special Tax
	(Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	862,453
570,000	Ontario, CA Improvement Bond
	Act 1915 Assessment District
	No. 108	7.500	09/02/2020	09/02/2019	A	581,856
5,000,000	Orange County, CA Airport[1]	5.250	07/01/2024	07/01/2019	A	5,031,800
1,495,000	Orange, CA Community Facilities
	District Special Tax (Serrano
	Heights Public Improvements)[1]	5.000	10/01/2028	10/01/2022	A	1,640,972

12 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$ 255,000	Oro Grande, CA Elementary
	District COP[1]	5.625%	09/15/2030	09/15/2020A	$265,937
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021A	53,492
2,000,000	Oxnard, CA Financing Authority
	Wastewater[1]	5.000	06/01/2029	06/01/2024A	2,291,420
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020	878,006
460,000	Oxnard, CA School District[1]	5.000	08/01/2026	08/01/2023A	521,948
530,000	Oxnard, CA School District[1]	5.000	08/01/2027	08/01/2023A	600,442
125,000	Palmdale, CA Community Facilities
	District Special Tax	5.400	09/01/2035	09/01/2019A	125,945
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2019A	175,544
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2019A	15,046
1,625,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026A	1,834,966
185,000	Perris, CA Elementary School
	District[1]	6.000	08/01/2027	08/01/2024A	222,929
205,000	Perris, CA Elementary School
	District[1]	6.000	08/01/2028	08/01/2024A	246,234
850,000	Poway, CA Unified School District
	Public Financing Authority Special
	Tax[1]	5.000	09/15/2025	09/15/2023A	972,910
1,205,000	Poway, CA Unified School District
	Public Financing Authority Special
	Tax[1]	5.000	09/15/2029	09/15/2023A	1,372,676
1,800,000	Rancho Cucamonga, CA
	Community Facilities District
	Special Tax No. 2003-1	5.750	09/01/2028	05/31/2019A	1,805,292
20,000	Rancho Mirage, CA Improvement
	Bond Act 1915	5.500	09/02/2024	09/02/2019A	20,039
30,000	Rancho Mirage, CA Improvement
	Bond Act 1915	5.750	09/02/2022	09/02/2019A	30,122
20,000	Rancho Mirage, CA Improvement
	Bond Act 1915	5.750	09/02/2026	09/02/2019A	20,068
10,000	Redlands, CA Community Facilities
	District	5.850	09/01/2033	09/01/2019A	10,019
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022A	737,472
6,530,000	Richmond, CA Joint Powers
	Financing Authority[1]	5.500	11/01/2029	12/03/2024A	7,697,956
450,000	Riverside County, CA Community
	Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022A	481,541
235,000	Riverside County, CA Public
	Financing Authority COP[5]	5.750	05/15/2019	05/15/2019	199,750
305,000	Riverside County, CA Redevel.
	Agency (Jurupa Valley Redevel. )[1]	5.750	10/01/2020	10/01/2020	322,666
315,000	Riverside, CA Improvement Bond
	Act 1915 (Riverside Auto Center
	Assessment District)	5.000	09/02/2023	09/02/2019A	323,990
335,000	Riverside, CA Improvement Bond
	Act 1915 (Riverside Auto Center
	Assessment District)	5.000	09/02/2024	09/02/2019A	344,380

13 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 200,000	Riverside, CA Improvement Bond
	Act 1915 (Riverwalk Business)	6.250%	09/02/2029	09/02/2019	A	$203,344
1,640,000	Riverside, CA Public Financing
	Authority[1]	5.000	11/01/2027	11/01/2022	A	1,806,952
1,155,000	Riverside, CA Public Financing
	Authority[1]	5.000	11/01/2028	11/01/2022	A	1,275,929
365,000	Romoland, CA School District
	Special Tax Community Facilities
	District No. 2004-1	5.000	09/01/2025	09/01/2023	A	403,168
440,000	Romoland, CA School District
	Special Tax Community Facilities
	District No. 2004-1	5.000	09/01/2026	09/01/2023	A	483,538
405,000	Romoland, CA School District
	Special Tax Community Facilities
	District No. 2004-1	5.000	09/01/2027	09/01/2023	A	443,337
500,000	Romoland, CA School District
	Special Tax Community Facilities
	District No. 2004-1	5.000	09/01/2028	09/01/2023	A	545,190
190,000	Roseville, CA Natural Gas Finance
	Authority[1]	5.000	02/15/2021	02/15/2021		199,540
80,000	Roseville, CA Natural Gas Finance
	Authority[1]	5.000	02/15/2023	02/15/2023		88,123
265,000	Roseville, CA Natural Gas Finance
	Authority[1]	5.000	02/15/2024	02/15/2024		297,942
100,000	Roseville, CA Natural Gas Finance
	Authority[1]	5.000	02/15/2025	02/15/2025		114,763
795,000	Sacramento County, CA (Juvenile
	Courthouse) COP[1]	5.000	12/01/2021	06/01/2019	A	797,147
555,000	Sacramento County, CA (Juvenile
	Courthouse) COP[1]	5.000	12/01/2022	06/01/2019	A	556,493
430,000	Sacramento County, CA (Juvenile
	Courthouse) COP[1]	5.000	12/01/2023	06/01/2019	A	431,152
2,200,000	Sacramento County, CA Airport
	System[1]	5.000	07/01/2037	07/01/2028	A	2,602,336
3,800,000	Sacramento County, CA Airport
	System[1]	5.000	07/01/2038	07/01/2028	A	4,482,708
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,058,508
350,000	Sacramento County, CA Hsg.
	Authority (Vintage Willow Creek
	Senior Apartments)	5.250	06/01/2027	06/01/2019	A	350,245
5,000	Sacramento County, CA Public
	Financing Authority (County &
	City Redevel. )[1]	5.000	12/01/2022	06/01/2019	A	5,013
15,000	Sacramento County, CA Public
	Financing Authority (County &
	City Redevel. )[1]	5.125	12/01/2028	06/01/2019	A	15,038
410,000	Sacramento, CA City Financing
	Authority (North Natomas CFD
	No. 2)	6.250	09/01/2023	09/01/2019	A	416,232

14 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 1,840,000	Sacramento, CA City Financing
	Authority (Westlake & Regency
	Park)[1]	5.000%	09/01/2024	03/01/2023	A	$2,041,057
850,000	Sacramento, CA City Financing
	Authority (Westlake & Regency
	Park)[1]	5.000	09/01/2025	03/01/2023	A	941,248
785,000	Sacramento, CA City Financing
	Authority (Westlake & Regency
	Park)[1]	5.000	09/01/2026	03/01/2023	A	872,206
455,000	Sacramento, CA City Financing
	Authority (Westlake & Regency
	Park)[1]	5.000	09/01/2027	03/01/2023	A	502,702
1,235,000	Sacramento, CA Municipal Utility
	District[1]	5.000	07/01/2030	07/01/2025	A	1,455,559
55,000	Salinas, CA Redevel. Agency
	Tax Allocation (Central City
	Revitalization)[1]	5.500	11/01/2023	05/31/2019	A	55,183
5,000	San Bernardino County, CA
	(Single Family Mtg. )	3.974 [6]	05/01/2031	05/31/2019	A	2,650
210,000	San Bernardino County, CA COP
	(Medical Center Financing)[1]	5.000	08/01/2026	05/31/2019	A	210,584
750,000	San Bernardino County, CA COP
	(Medical Center Financing)[1]	5.000	08/01/2028	10/31/2019	A	766,793
200,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750	10/01/2019	10/01/2019		203,364
50,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750	10/01/2022	10/01/2022		55,883
70,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750	10/01/2023	10/01/2023		79,940
180,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750	10/01/2023	10/01/2023		205,479
60,000	San Bernardino, CA Joint Powers
	Financing Authority (Police
	Station)[1]	5.500	09/01/2020	05/31/2019	A	60,192
250,000	San Bernardino, CA Joint Powers
	Financing Authority (Police
	Station)[1]	5.500	09/01/2024	05/31/2019	A	250,770
20,000	San Bernardino, CA Redevel.
	Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2019	A	20,119
1,520,000	San Diego County, CA Regional
	Airport Authority[1]	5.000	07/01/2026	07/01/2023	A	1,710,547
1,000,000	San Diego County, CA Regional
	Airport Authority[1]	5.000	07/01/2037	07/01/2027	A	1,160,290
95,000	San Diego County, CA Water
	Authority[1]	4.750	05/01/2028	05/31/2019	A	95,244
545,000	San Diego, CA Community
	Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	585,951
610,000	San Diego, CA Community
	Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	650,742

15 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 640,000	San Diego, CA Community
	Facilities District No. 3 Special Tax	5.000%	09/01/2028	09/01/2023	A	$680,717
720,000	San Diego, CA Community
	Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	763,013
165,000	San Diego, CA Improvement Bond
	Act 1915	5.000	09/02/2021	09/02/2019	A	165,871
165,000	San Diego, CA Improvement Bond
	Act 1915	5.000	09/02/2022	09/02/2019	A	165,739
175,000	San Diego, CA Improvement Bond
	Act 1915	5.000	09/02/2023	09/02/2019	A	175,726
185,000	San Diego, CA Improvement Bond
	Act 1915	5.000	09/02/2024	09/02/2019	A	185,699
190,000	San Diego, CA Improvement Bond
	Act 1915	5.000	09/02/2025	09/02/2019	A	190,623
205,000	San Diego, CA Improvement Bond
	Act 1915	5.125	09/02/2026	09/02/2019	A	205,728
215,000	San Diego, CA Improvement Bond
	Act 1915	5.125	09/02/2027	09/02/2019	A	215,722
225,000	San Diego, CA Improvement Bond
	Act 1915	5.250	09/02/2028	09/02/2019	A	225,749
240,000	San Diego, CA Improvement Bond
	Act 1915	5.375	09/02/2029	09/02/2019	A	240,857
250,000	San Diego, CA Improvement Bond
	Act 1915	5.375	09/02/2030	09/02/2019	A	250,843
260,000	San Diego, CA Improvement Bond
	Act 1915	5.500	09/02/2031	09/02/2019	A	260,949
280,000	San Diego, CA Improvement Bond
	Act 1915	5.500	09/02/2032	09/02/2019	A	280,997
1,250,000	San Diego, CA Public Facilities
	Financing Authority[1]	5.000	10/15/2033	10/15/2025	A	1,469,563
1,000,000	San Diego, CA Public Facilities
	Financing Authority[1]	5.000	10/15/2034	10/15/2025	A	1,172,860
100,000	San Diego, CA Redevel. Agency
	(Centre City)[1]	5.200	09/01/2019	05/31/2019	A	100,265
95,000	San Diego, CA Redevel. Agency
	(Centre City)[1]	5.250	09/01/2026	05/31/2019	A	95,291
275,000	San Diego, CA Redevel. Agency
	(Centre City)[1]	6.400	09/01/2019	05/31/2019	A	276,004
8,000,000	San Francisco, CA City & County
	Airports Commission[1]	5.000	05/01/2037	05/01/2029	A	9,599,440
30,000	San Francisco, CA City & County
	Improvement Bond Act 1915	6.850	09/02/2026	09/02/2019	A	31,115
500,000	San Francisco, CA City & County
	Redevel. Agency (Mission Bay
	South Public Improvements)	5.000	08/01/2023	08/01/2022	A	550,730
115,000	San Francisco, CA City & County
	Redevel. Financing Authority
	(Mission Bay North Redevel. )[1]	6.000	08/01/2029	08/01/2019	A	116,303

16 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 920,000	San Gorgonio, CA Memorial
	Health Care District[1]	5.000%	08/01/2024	08/01/2020	A	$955,448
925,000	San Jacinta, CA Community
	Facilities District	5.000	09/01/2026	03/09/2021	B	1,057,007
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	05/31/2019	A	85,258
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	05/31/2019	A	50,152
105,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	05/31/2019	A	105,312
290,000	San Jose, CA (Libraries, Parks &
	Public Safety)[1]	4.300	09/01/2025	05/31/2019	A	290,566
50,000	San Jose, CA (Libraries, Parks &
	Public Safety)[1]	5.000	09/01/2020	05/31/2019	A	50,148
105,000	San Jose, CA (Libraries, Parks &
	Public Safety)[1]	5.000	09/01/2022	05/31/2019	A	105,309
15,000	San Jose, CA (Libraries, Parks &
	Public Safety)[1]	5.000	09/01/2030	06/16/2019	A	15,063
500,000	San Jose, CA Airport (Norman
	Y Mineta San Jose International
	Airport)[1]	5.000	03/01/2035	03/01/2027	A	581,655
1,000,000	San Jose, CA Airport (Norman
	Y Mineta San Jose International
	Airport)[1]	5.000	03/01/2036	03/01/2027	A	1,160,020
1,250,000	San Jose, CA Airport (Norman
	Y Mineta San Jose International
	Airport)[1]	5.000	03/01/2037	03/01/2027	A	1,445,363
1,000,000	San Jose, CA Airport (Norman
	Y Mineta San Jose International
	Airport)[1]	6.250	03/01/2034	03/01/2021	A	1,073,550
95,000	San Jose, CA Improvement Bond
	Act 1915	5.750	09/02/2019	09/02/2019		95,373
60,000	San Jose, CA Improvement Bond
	Act 1915	5.750	09/02/2020	09/02/2020		60,956
220,000	San Jose, CA Multifamily Hsg.
	(Almaden Senior Hsg. Partners)[1]	5.350 [4]	07/15/2034	05/10/2019	A	220,273
25,000	San Jose, CA Multifamily Hsg. (El
	Parador Apartments)[1]	6.100	01/01/2031	05/31/2019	A	25,002
15,000	San Luis Obispo County, CA GO
	COP[1]	4.250	10/15/2026	05/31/2019	A	15,035
10,000	Santa Clara County, CA Hsg.
	Authority (John Burns Gardens
	Apartments)[1]	5.700	08/01/2021	05/31/2019	A	10,032
1,715,000	Santa Clara County, CA Hsg.
	Authority (John Burns Gardens
	Apartments)[1]	5.850	08/01/2031	05/31/2019	A	1,720,128
40,000	Santa Clara County, CA Hsg.
	Authority (Rivertown Apartments)[1]	5.700	08/01/2021	05/31/2019	A	40,075
635,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000	11/15/2023	11/15/2022	A	693,579

17 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 325,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000%	11/15/2024	11/15/2022	A	$352,905
925,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000	11/15/2025	11/15/2022	A	998,232
785,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000	11/15/2027	11/15/2022	A	843,294
1,170,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000	11/15/2028	11/15/2022	A	1,252,403
20,000	Santa Nella County, CA Water
	District	6.250	09/02/2028	09/02/2024	B	19,662
10,000	Santa Rosa, CA Improvement
	Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2019	A	10,077
710,000	Saugus, CA Union School District
	Community Facilities District No.
	2002-1	5.000	09/01/2025	09/01/2023	A	776,903
770,000	Saugus, CA Union School District
	Community Facilities District No.
	2002-1	5.000	09/01/2026	09/01/2023	A	840,578
830,000	Saugus, CA Union School District
	Community Facilities District No.
	2002-1	5.000	09/01/2027	09/01/2023	A	902,542
895,000	Saugus, CA Union School District
	Community Facilities District No.
	2002-1	5.000	09/01/2028	09/01/2023	A	969,043
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	05/31/2019	A	1,390,667
10,000	Sequoia, CA Hospital District	5.375	08/15/2023	11/11/2020	A	10,800
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	40,628
25,000	Simi Valley, CA Community Devel.
	Agency (Tapo Canyon & West
	End)[1]	5.000	09/01/2030	05/31/2019	A	25,067
525,000	Simi Valley, CA Community Devel.
	Agency (Tapo Canyon & West
	End)[1]	5.250	09/01/2019	05/31/2019	A	526,549
25,000	Simi Valley, CA Community Devel.
	Agency (Tapo Canyon & West
	End)[1]	5.250	09/01/2021	05/31/2019	A	25,076
1,020,000	Sonora, CA Union High School
	District[1]	5.625	08/01/2029	08/01/2023	A	1,175,683
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	A	2,138,771
1,115,000	South Pasadena, CA Water[1]	5.000	10/01/2036	10/01/2026	A	1,323,683
260,000	Southern CA Mono Health Care
	District[1]	5.000	08/01/2021	08/01/2021		277,254
25,000	Southern CA Public Power
	Authority[1]	5.500	07/01/2020	05/31/2019	A	25,091

18 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$ 5,000	Southern CA Public Power
	Authority[1]	5.500%	07/01/2020	05/31/2019	A	$5,018
20,000	Southern CA Public Power
	Authority[1]	5.750	07/01/2021	05/31/2019	A	20,073
2,380,000	Southern CA Tobacco
	Securitization Authority[1]	4.750	06/01/2025	05/15/2019	A	2,393,899
10,000	Stockton, CA Improvement Bond
	Act 1915	5.800	09/02/2020	09/02/2019	A	10,101
1,700,000	Stockton, CA Public Financing
	Authority (Build America Bonds -
	Delta Water Supply)[1]	6.250	10/01/2040	10/01/2023	A	2,004,844
25,000	Stockton, CA Public Financing
	Authority (Parking & Capital
	Projects)[1]	5.375	09/01/2021	05/31/2019	A	25,015
20,000	Sunnyvale, CA COP (Parking
	Facility)[1]	5.000	10/01/2022	05/31/2019	A	20,058
300,000	Sutter Butte, CA Flood Agency
	Assessment[1]	5.000	10/01/2025	10/01/2023	A	338,748
415,000	Sutter Butte, CA Flood Agency
	Assessment[1]	5.000	10/01/2026	10/01/2023	A	467,356
700,000	Sutter Butte, CA Flood Agency
	Assessment[1]	5.000	10/01/2027	10/01/2023	A	782,040
1,465,000	Sutter Butte, CA Flood Agency
	Assessment[1]	5.000	10/01/2028	10/01/2023	A	1,635,643
1,490,000	Sutter Butte, CA Flood Agency
	Assessment[1]	5.000	10/01/2029	10/01/2023	A	1,657,074
825,000	Tejon Ranch, CA Public Facilities
	Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	888,814
35,000	Tracy, CA Community Facilities
	District	6.300	09/01/2026	09/01/2019	A	35,329
25,000	Tracy, CA Community Facilities
	District (205 Parcel Glen)	6.250	09/01/2032	05/31/2019	A	25,044
30,000	Truckee-Donner, CA Public Utility
	District Special Tax	5.800	09/01/2035	05/26/2033	B	29,348
420,000	Tustin, CA Community Facilities
	District Special Tax (Legacy/John
	Laing Homes)[1]	5.000	09/01/2024	09/01/2023	A	470,702
445,000	Tustin, CA Community Facilities
	District Special Tax (Legacy/John
	Laing Homes)[1]	5.000	09/01/2025	09/01/2023	A	496,972
470,000	Tustin, CA Community Facilities
	District Special Tax (Legacy/John
	Laing Homes)[1]	5.000	09/01/2026	09/01/2023	A	523,571
490,000	Tustin, CA Community Facilities
	District Special Tax (Legacy/John
	Laing Homes)[1]	5.000	09/01/2027	09/01/2023	A	544,130
515,000	Tustin, CA Community Facilities
	District Special Tax (Legacy/John
	Laing Homes)[1]	5.000	09/01/2028	09/01/2023	A	570,017

19 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$125,000	Twentynine Palms, CA Redevel.
	Agency Tax Allocation (Four
	Corners)[1]	7.125%	09/01/2026	09/01/2021A	$141,103
250,000	Ukiah, CA Redevel. Agency (Ukiah
	Redevel. )[1]	6.500	12/01/2028	06/01/2021A	273,645
175,000	Vacaville, CA Redevel. Agency
	(Vacaville Community Hsg. )[1]	6.000	11/01/2024	05/15/2019A	175,382
10,000	Vallejo, CA Public Financing
	Authority, Series A	7.500	09/01/2020	09/01/2019A	10,152
30,000	Vallejo, CA Quadrant
	Improvement District No. 001	6.000	09/01/2026	09/01/2019A	30,081
30,000	Vallejo, CA Quadrant
	Improvement District No. 001	6.125	09/01/2034	09/01/2019A	30,061
95,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019A	95,848
1,855,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019A	1,869,877
850,000	Vernon, CA Electric System[1]	5.125	08/01/2033	08/01/2022A	905,998
25,000	Victorville, CA Redevel. Agency
	(Bear Valley Road)[1]	5.125	12/01/2031	06/01/2019A	25,071
5,000	Vista, CA Unified School District1,3	5.125	05/01/2023	09/29/2019A	5,087
5,000	Wasco, CA Public Financing
	Authority	7.500	09/15/2023	05/31/2019A	5,010
875,000	West Hollywood, CA Community
	Devel. Commission Tax Allocation
	(East Side Redevel. )[1]	7.000	09/01/2026	09/01/2021A	992,276
1,000,000	West Hollywood, CA Community
	Devel. Commission Tax Allocation
	(East Side Redevel. )[1]	7.250	09/01/2031	09/01/2021A	1,135,630
20,000	West Kern, CA Community
	College District[1]	4.500	11/01/2031	06/29/2019A	20,080
1,150,000	Western Riverside County, CA
	Trust & Wastewater Finance
	Authority	5.000	09/01/2025	05/31/2019A	1,152,105
2,335,000	Western Riverside County, CA
	Trust & Wastewater Finance
	Authority[1]	5.000	09/01/2025	09/01/2023A	2,638,457
1,255,000	Western Riverside County, CA
	Trust & Wastewater Finance
	Authority	5.000	09/01/2027	05/31/2019A	1,257,058
835,000	William S. Hart CA Union High
	School District	5.000	09/01/2025	09/01/2023A	918,467
155,000	Yuba County, CA COP[1]	5.000	02/01/2024	08/01/2020A	161,157
165,000	Yuba County, CA COP[1]	5.000	02/01/2025	08/01/2020A	171,600
170,000	Yuba County, CA COP[1]	5.000	02/01/2026	08/01/2020A	176,795
180,000	Yuba County, CA COP[1]	5.000	02/01/2027	08/01/2020A	187,225
190,000	Yuba County, CA COP[1]	5.000	02/01/2028	08/01/2020A	197,613
200,000	Yuba County, CA COP[1]	5.000	02/01/2029	08/01/2020A	208,048
					464,769,636

20 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
U. S. Possessions—11.0%
$1,250,000	Guam International Airport
	Authority[1]	6.000%	10/01/2023	05/31/2019A	$1,253,875
100,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019	101,282
150,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020	156,496
150,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021	160,635
155,000	Guam Power Authority, Series A1	5.000	10/01/2022	10/01/2022	169,967
265,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022A	291,079
225,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022A	247,169
155,000	Guam Power Authority, Series A1	5.000	10/01/2027	10/01/2022A	170,275
15,604,000	Puerto Rico Children's Trust Fund
	(TASC)[1]	5.375	05/15/2033	05/31/2019A	15,768,466
3,000,000	Puerto Rico Children's Trust Fund
	(TASC)[1]	5.500	05/15/2039	05/31/2019A	3,033,510
1,000,000	Puerto Rico Commonwealth GO5	5.000	07/01/2020	07/01/2020	725,000
200,000	Puerto Rico Commonwealth GO5	5.000	07/01/2022	07/01/2022	145,500
100,000	Puerto Rico Commonwealth GO5	5.375	07/01/2030	07/01/2030	65,250
126,075	Puerto Rico Commonwealth GO,
	FGIC[7]	5.500	07/01/2019	07/01/2019	102,909
1,270,000	Puerto Rico Commonwealth GO,
	NPFGC	5.500	07/01/2020	07/01/2020	1,301,433
560,000	Puerto Rico Commonwealth GO5	5.625	07/01/2031	02/04/2031B	407,400
370,000	Puerto Rico Commonwealth GO,
	NPFGC[1]	6.000	07/01/2027	05/31/2019A	378,573
2,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2029	07/01/2029	1,310,000
55,000	Puerto Rico Commonwealth GO,
	AGC[1]	6.125[2]	07/01/2024	03/04/2022B	58,882
175,000	Puerto Rico Electric Power
	Authority, Series PP, NPFGC	5.000	07/01/2022	05/31/2019A	177,161
470,000	Puerto Rico Electric Power
	Authority, Series PP, NPFGC	5.000	07/01/2025	05/31/2019A	475,212
3,690,000	Puerto Rico Electric Power
	Authority, Series RR, NPFGC	5.000	07/01/2023	05/31/2019A	3,734,022
520,000	Puerto Rico Electric Power
	Authority, Series RR, NPFGC	5.000	07/01/2024	05/31/2019A	525,985
100,000	Puerto Rico Electric Power
	Authority, Series SS, NPFGC	5.000	07/01/2024	05/31/2019A	101,151
25,000	Puerto Rico Electric Power
	Authority, Series SS, NPFGC	5.000	07/01/2025	05/31/2019A	25,277
455,000	Puerto Rico Electric Power
	Authority, Series UU, AGC	5.000	07/01/2024	05/31/2019A	464,992
4,000,000	Puerto Rico Electric Power
	Authority, Series ZZ5	5.250	07/01/2026	07/01/2026	3,250,000
15,000	Puerto Rico HFA[1]	5.500	12/01/2019	06/01/2019A	15,315
175,000	Puerto Rico Highway &
	Transportation Authority, AGC[1]	5.000	07/01/2028	05/31/2019A	178,245
600,000	Puerto Rico Highway &
	Transportation Authority, NPFGC[1]	5.000	07/01/2029	05/31/2019A	605,406
1,000,000	Puerto Rico Highway &
	Transportation Authority, FGIC[7]	5.250	07/01/2022	07/01/2022	798,750

21 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$ 70,000	Puerto Rico Highway &
	Transportation Authority, Series
	G, FGIC[7]	5.000%	07/01/2022	07/01/2022		$55,913
130,000	Puerto Rico Infrastructure
	Financing Authority[5]	5.000	07/01/2019	07/01/2019		93,925
100,000	Puerto Rico ITEMECF (Ana G.
	Mendez University)	5.000	04/01/2021	04/01/2021		102,043
100,000	Puerto Rico ITEMECF (Ana G.
	Mendez University)	5.000	04/01/2022	04/01/2022		102,004
2,365,000	Puerto Rico ITEMECF
	(Cogeneration Facilities)	6.625	06/01/2026	06/01/2019	A	2,367,956
50,000	Puerto Rico ITEMECF
	(International American
	University)[1]	5.000	10/01/2021	10/01/2021		51,900
500,000	Puerto Rico ITEMECF (University
	Plaza), NPFGC	5.625	07/01/2019	07/01/2019		501,960
40,000	Puerto Rico Municipal Finance
	Agency, Series A, AGC[1]	4.750	08/01/2022	05/31/2019	A	40,598
45,000	Puerto Rico Municipal Finance
	Agency, Series A, AGC[1]	5.250	08/01/2019	05/31/2019	A	45,171
830,000	Puerto Rico Municipal Finance
	Agency, Series A, AGC[1]	5.250	08/01/2020	05/31/2019	A	841,081
2,735,000	Puerto Rico Public Buildings
	Authority, NPFGC[1]	5.250	07/01/2019	07/01/2019		2,744,080
1,750,000	Puerto Rico Public Finance Corp. ,
	Series B5	5.50	08/01/2031	07/17/2029	B	105,000
600,000	Puerto Rico Public Finance Corp. ,
	Series B5	6.000	08/01/2024	08/01/2024		36,000
1,400,000	Puerto Rico Public Finance Corp. ,
	Series B5	6.000	08/01/2025	08/01/2025		84,000
3,300,000	Puerto Rico Public Finance Corp. ,
	Series B5	6.000	08/01/2026	08/01/2026		198,000
8,544,000	Puerto Rico Sales Tax Financing
	Corp. , Series A	4.552 [6]	07/01/2031	01/10/2031	B	5,104,100
1,125,000	Puerto Rico Sales Tax Financing
	Corp. , Series A	4.886 [6]	07/01/2033	12/21/2032	B	602,303
170,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	3.973 [6]	07/01/2024	02/16/2023	B	143,050
290,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	4.259 [6]	07/01/2027	08/15/2026	B	217,776
754,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	4.381 [6]	07/01/2029	01/12/2029	B	505,640
4,057,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	4.500	07/01/2034	07/01/2025	A	4,125,807
4,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	4.550	07/01/2040	04/28/2038	B	3,930
4,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	4.750	07/01/2053	01/04/2053	B	3,830

22 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$ 5,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	5.000%	07/01/2058	08/05/2056	B	$4,940
5,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	5.894[6]	07/01/2046	12/31/2043	B	1,154
5,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-1	5.951[6]	07/01/2051	07/01/2043	A	863
1,547,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-2	4.550	07/01/2040	04/28/2038	B	1,380,698
46,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-2	4.750	07/01/2053	01/04/2053	B	39,979
620,000	Puerto Rico Sales Tax Financing
	Corp. , Series A-2	5.000	07/01/2058	08/05/2056	B	549,072
315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		313,425
100,000	University of Puerto Rico, Series
	P, NPFGC	5.000	06/01/2024	06/01/2019	A	101,151
540,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		539,325
25,000	V. I. Public Finance Authority
	(Gross Receipts Taxes Loan
	Notes)[1]	5.000	10/01/2022	05/31/2019	A	25,257
300,000	V. I. Public Finance Authority
	(Gross Receipts Taxes Loan
	Notes)[1]	5.000	10/01/2023	05/31/2019	A	303,477
90,000	V. I. Public Finance Authority
	(Gross Receipts Taxes Loan
	Notes)[1]	5.000	10/01/2024	05/31/2019	A	91,158
170,000	V. I. Public Finance Authority
	(Gross Receipts Taxes Loan
	Notes)[1]	5.000	10/01/2022	05/31/2019	A	172,193
125,000	V. I. Public Finance Authority
	(Gross Receipts Taxes Loan
	Notes)[1]	5.000	10/01/2026	05/31/2019	A	126,616
						57,924,592

Total Investments, at Value (Cost $512,503,614) —99.2%						522,694,228
Net Other Assets (Liabilities) —0.8						4,017,763
Net Assets—100.0%						$526,711,991

Footnotes to Statement of Investments
* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

23 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
6. Zero coupon bond reflects effective yield on the original acquisition date.
7. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PCCD	Palomar Community College District
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital

24 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCR	University of California Riverside
V. I.	United States Virgin Islands

25 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of
1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-
Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
Limited Term California Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

26 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:
Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$ 464,769,636	$ —	$ 464,769,636
U. S. Possessions	—	57,924,592	—	57,924,592
Total Assets	$—	$ 522,694,228	$ —	$ 522,694,228

27 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund.The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security.Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate
securities.Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

28 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities.The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks.As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated.All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond.The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal
bond.An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination

29 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes.As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its
Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and
Liabilities equal to the outstanding principal amount and accrued interest on the related short-
term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense.
    The Fund may also purchase an inverse floating rate security created as part of a tender

30 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s
Statement of Operations.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities.This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$3,208,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight

31 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017,Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively.Title III petitions for additional Puerto Rican instrumentalities may be filed.These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:
Cost	$14,895,417
Market Value	$6,619,825
Market Value as % of Net Assets	1.26%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S.
dollar value of a security held that is denominated in a foreign currency. The U.S. dollar

32 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

33 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND